Commitments And Contingent Liabilities (Narrative) (Detail) (USD $) In Millions, unless otherwise specified	1 Months Ended	12 Months Ended			1 Months Ended	12 Months Ended
	Feb. 29, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 MTBE Litigation [Member] LegalMatter	Dec. 31, 2011 MTBE Litigation [Member] LegalMatter	Dec. 31, 2011 New York Federal Court [Member] MTBE Litigation [Member] LegalMatter	Dec. 31, 2011 Natural Resource Damage Claims [Member] MTBE Litigation [Member] LegalMatter	Dec. 31, 2011 SunCoke Energy, Inc. [Member]
Loss Contingencies [Line Items]
Rental expense of noncancelable operating leases		$ 126	$ 155	$ 178
Contingent rentals		23	16	17
Net minimum lease payments		584							20
Percentage of the aggregate amount of future minimum annual rentals		20.00%
Payments for environmental remediation activities	250
Possible loss estimate		165
Number of sites for which Sunoco has been named potentially responsible party		32
Largest remediation accrual for single site		14
Claims for recovery of environmental liabilities		12
Accrual for potential contingent loss		0
Lawsuits					3	3	2	3
Number of states involved in pending lawsuits					2
Number of MTBE contamination cases settled						7
Gain related to insurance recovery before tax		16
Gain related to insurance recovery after tax		9
Tax credits used by investors		$ 53